Note 11 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2021	2022	2023
Income:
Net income / (loss)	31,153,821	33,542,671	(3,282,972)
Dividends to Series B preferred shares	(1,085,902)	-	-
Preferred deemed dividend	(665,287)	-	-
Net loss attributable to the non-controlling interest	-	-	374,068
Net income / (loss) attributable to controlling shareholders	29,402,632	33,542,671	(2,908,904)
Weighted average common shares – outstanding, basic	2,528,507	2,876,320	2,763,121
Basic earnings / (loss) per share	11.63	11.66	(1.05)

Effect of dilutive securities:
Dilutive effect of non-vested shares	20,443	13,671	-
Weighted average common shares – outstanding, diluted	2,548,950	2,889,991	2,763,121
Diluted earnings / (loss) per share	11.54	11.61	(1.05)